Reconciliation of Ireland Statutory Corporate Income Tax Rate to Company's Effective Income Tax Rate (Detail)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Effective Tax Rates Line Items
Ireland statutory corporate income tax rate	12.50%	12.50%	12.50%	12.50%
Income (loss) of Irish non-trading entities			(9.90%)	(11.50%)
Foreign rate differential			5.10%	(20.90%)
Uncertain tax positions			14.80%	16.20%
Change in deferred tax asset valuation allowance			17.20%	9.80%
Permanent differences			3.50%	17.10%
Tax credits			(3.90%)
Intangible assets basis adjustment
Tax law changes
Deferred charge on intercompany transaction			3.50%
Other differences			(0.90%)
Effective income tax rate	33.20%	133.60%	41.90%	23.20%